Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.9%
Agrana Beteiligungs AG	1,224	$22,099
ams AG(a)	27,401	587,453
AT&S Austria Technologie & Systemtechnik AG	2,785	50,543
BAWAG Group AG(a)(b)	7,552	276,224
CA Immobilien Anlagen AG	6,675	183,110
DO & CO AG(a)(c)	668	24,238
EVNAG	3,877	61,871
FACC AG(a)(c)	2,021	11,065
IMMOFINANZ AG(a)	8,155	109,242
Kapsch TrafficCom AG(a)	520	6,784
Lenzing AG(a)	1,408	98,406
Oesterreichische Post AG(c)	3,667	116,398
Palfinger AG	1,364	31,523
Porr AG(a)(c)	1,136	15,138
S IMMO AG	4,647	68,638
S&T AG(a)(c)	4,888	88,652
Schoeller-Bleckmann Oilfield Equipment AG	1,112	26,878
Semperit AG Holding(a)	1,104	28,292
Telekom Austria AG	17,483	117,710
UNIQA Insurance Group AG	12,792	71,971
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,894	79,016
Wienerberger AG	11,987	302,440
Zumtobel Group AG	2,765	15,460

		2,393,151

Belgium — 2.7%
Ackermans & van Haaren NV(a)	2,486	305,798
Aedifica SA	3,391	341,280
AGFA-Gevaert NV(a)	15,206	57,743
Barco NV	7,140	111,906
Befimmo SA	2,408	93,686
Bekaert SA	3,662	77,891
Biocartis Group NV(a)(b)	5,006	21,751
bpost SA(a)	10,697	94,761
Cie. d’Entreprises CFE(a)	827	51,153
Cofinimmo SA	2,586	351,234
D’ieteren SA/NV	2,299	115,287
Econocom Group SA/NV(a)	13,119	28,852
Euronav NV	18,559	135,440
Exmar NV(a)	2,960	7,689
Fagron	6,377	141,508
Gimv NV	1,975	103,066
Intervest Offices & Warehouses NV	2,098	51,810
Ion Beam Applications(c)	2,470	32,282
KBC Ancora(a)	4,077	115,403
Kinepolis Group NV(a)(c)	1,421	36,084
Melexis NV	2,120	161,257
Mithra Pharmaceuticals SA(a)	1,735	31,487
Montea C.V.A	1,049	115,106
Ontex Group NV(a)	6,847	75,570
Orange Belgium SA	3,080	51,305
Recticel SA	4,383	43,040
Retail Estates NV	1,050	62,011
Sioen Industries NV(a)	674	17,272
Tessenderlo Group SA(a)	1,794	61,020
Van de Velde NV	586	14,915
Warehouses De Pauw CVA	13,731	459,363
X-Fab Silicon Foundries SE(a)(b)(c)	6,812	25,352

		3,392,322

Security	Shares	Value

China — 0.0%
Boshiwa International Holding Ltd.(a)(c)(d)	20,000	$0	(e)

Denmark — 3.3%
ALK-Abello A/S(a)	684	228,162
Alm Brand A/S(a)	6,555	74,971
Bavarian Nordic A/S(a)(c)	6,258	165,765
Chemometec A/S	1,265	73,033
D/S Norden A/S	2,910	41,204
Dfds A/S(a)	3,688	137,446
Drilling Co. of 1972 A/S (The)(a)(c)	2,327	43,908
FLSmidth & Co. A/S(a)	4,282	109,237
ISS A/S(a)	16,418	213,052
Jyske Bank A/S, Registered(a)	6,045	179,937
Matas A/S(a)	3,756	41,959
Netcompany Group A/S(a)(b)	4,233	351,677
Nilfisk Holding A/S(a)	2,278	31,257
NKT A/S(a)	3,348	90,988
NNIT A/S(b)	1,225	20,661
Per Aarsleff Holding A/S	1,729	66,142
Ringkjoebing Landbobank A/S	2,929	222,948
Rockwool International A/S, Class B	893	349,015
Royal Unibrew A/S	5,184	506,278
Scandinavian Tobacco Group A/S(b)	6,808	96,238
Schouw & Co. A/S	1,355	117,873
SimCorp A/S	4,262	508,123
Spar Nord Bank A/S(a)	9,249	79,590
Sydbank A/S(a)	6,418	109,453
Topdanmark A/S	4,677	182,940
Zealand Pharma A/S(a)(c)	2,920	97,403

		4,139,260

Finland — 3.5%
Adapteo OYJ(a)	3,848	35,406
Aktia Bank OYJ(a)	5,726	59,162
BasWare OYJ(a)	898	38,808
Cargotec OYJ, Class B	4,328	148,622
Caverion OYJ(a)	10,563	69,273
Citycon OYJ	6,453	49,686
Finnair OYJ(a)(c)	70,988	30,265
F-Secure OYJ(a)	9,349	38,116
Huhtamaki OYJ	10,099	493,139
Kemira OYJ	10,474	129,449
Kesko OYJ, Class B	27,262	700,540
Konecranes OYJ	6,690	210,407
Metsa Board OYJ	18,432	154,695
Metso Outotec Oyj	65,215	459,212
Musti Group OYJ(a)	3,163	72,472
Neles OYJ	11,342	151,869
Nokian Renkaat OYJ	13,894	427,107
Oriola OYJ, Class B	12,645	26,660
Outokumpu OYJ(a)(c)	32,173	80,313
Rovio Entertainment OYJ(b)(c)	4,337	25,942
Sanoma OYJ	7,446	109,633
TietoEVRY OYJ	10,477	261,168
Tokmanni Group Corp.	4,859	77,316
Uponor OYJ	5,851	109,185
Valmet OYJ	14,018	334,415
YIT OYJ	14,262	75,290

		4,368,150

France — 4.7%
AB Science SA(a)	3,011	31,847

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
ABC arbitrage	3,731	$30,857
Air France-KLM(a)(c)	20,342	66,584
Akka Technologies(a)(c)	1,251	22,878
AKWEL(c)	926	16,719
Albioma SA	2,630	122,389
ALD SA(b)	10,580	113,998
Alten SA(a)	3,017	241,260
APERAM SA	5,334	143,403
Aubay	868	29,170
Beneteau SA	3,617	33,285
Boiron SA	460	20,576
Bonduelle SCA	1,691	36,441
Carmila SA	4,758	36,801
Casino Guichard Perrachon SA(a)(c)	4,545	102,311
Cellectis SA(a)	3,472	55,327
CGG SA(a)	73,797	41,228
Chargeurs SA	1,704	33,108
Cie. des Alpes	940	14,782
Cie. Plastic Omnium SA	6,240	142,102
Coface SA(a)	9,294	72,535
DBV Technologies SA(a)(c)	3,818	10,923
Derichebourg SA	9,884	28,991
Devoteam SA(a)	578	65,712
Elior Group SA(b)	10,047	37,872
Elis SA(a)	20,075	219,930
Eramet SA(a)(c)	1,033	27,411
Etablissements Maurel et Prom SA(a)	7,946	11,014
Europcar Mobility Group(a)(b)(c)	10,444	6,807
Eutelsat Communications SA	18,146	182,500
FFP	498	39,620
Fnac Darty SA(a)	1,755	75,394
Gaztransport Et Technigaz SA	2,316	221,893
Genfit(a)(c)	3,920	14,256
GL Events(a)	808	6,588
Groupe Crit(a)	277	17,037
Groupe Guillin	718	17,145
Guerbet	562	18,985
ID Logistics Group(a)	259	60,339
Imerys SA	3,338	99,695
Innate Pharma SA(a)(c)	6,333	25,097
Interparfums SA(a)	1,702	77,419
IPSOS	4,156	102,147
Jacquet Metal Service SA	1,333	15,388
Kaufman & Broad SA	1,875	66,833
Korian SA(a)	7,051	198,599
Lagardere SCA(a)(c)	5,584	122,090
LISI(a)	1,867	30,186
LNA Sante SA	523	26,988
Maisons du Monde SA(a)(b)	4,941	66,131
Manitou BF SA(a)(c)	978	19,367
Mercialys SA	6,218	29,769
Mersen SA(a)	1,837	47,611
Metropole Television SA(a)	2,812	30,888
Nexans SA(a)	2,703	131,107
Nexity SA	4,511	126,637
Oeneo SA(a)	1,960	25,342
Quadient SA	3,482	45,387
Rallye SA(a)	2,169	8,249
Rexel SA(a)	25,287	265,925
Rubis SCA	9,512	312,236

Security	Shares	Value

France (continued)
SMCP SA(a)(b)	3,795	$14,889
Societe BIC SA	2,632	126,008
SOITEC(a)	2,260	320,646
Solutions 30 SE(a)(c)	8,351	148,736
Sopra Steria Group(a)	1,721	204,480
SPIE SA(a)	12,294	193,902
Synergie SA(a)	716	21,268
Tarkett SA(a)	3,204	38,815
Television Francaise 1(a)	4,335	25,450
Trigano SA	930	123,606
Vallourec SA(a)(c)	809	11,269
Verallia SA(b)	3,076	85,636
Vicat SA	2,113	64,979
Vilmorin & Cie SA	729	38,085
Virbac SA(a)	440	102,404

		5,863,282

Germany — 9.4%
Aareal Bank AG(a)	6,222	107,193
ADLER Group SA(a)(b)	6,555	164,776
ADVA Optical Networking SE(a)	4,830	37,077
Aixtron SE(a)	11,896	134,053
alstria office REIT-AG	16,613	211,513
Amadeus Fire AG(a)	598	62,135
AURELIUS Equity Opportunities SE & Co. KGaA(a)(c)	2,125	29,926
Aurubis AG	3,596	230,133
Basler AG	366	21,828
BayWa AG	1,719	53,163
Bechtle AG	3,080	528,474
Bertrandt AG	549	18,833
bet-at-home.com AG	430	15,628
Bilfinger SE	3,010	54,977
Borussia Dortmund GmbH & Co. KGaA(c)	6,647	32,612
Cancom SE(c)	4,006	158,191
Ceconomy AG(a)	17,505	77,444
Cewe Stiftung & Co. KGaA	617	58,791
CompuGroup Medical SE & Co. KgaA	2,519	215,815
Corestate Capital Holding SA(a)(c)	2,284	33,203
CropEnergies AG	2,601	35,327
CTS Eventim AG & Co. KGaA(a)(c)	6,024	266,929
Datagroup SE(c)	418	18,965
Dermapharm Holding SE	1,977	96,031
Deutsche Beteiligungs AG	1,052	34,312
Deutsche EuroShop AG(a)(c)	5,287	66,759
Deutsche Pfandbriefbank AG(a)(b)	13,555	82,658
Deutz AG(a)	12,172	62,499
DIC Asset AG	4,931	56,749
Draegerwerk AG & Co. KGaA	306	21,886
Duerr AG	5,369	154,226
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,399	64,044
Elmos Semiconductor SE	992	21,932
ElringKlinger AG(a)(c)	3,047	30,808
Encavis AG(c)	9,258	182,037
Evotec SE(a)	13,608	359,507
Flatex AG(a)	1,418	75,981
Freenet AG	13,378	236,945
Gerresheimer AG	3,305	332,240
Grand City Properties SA	11,345	257,565
Grenke AG(c)	2,931	114,443
Hamborner REIT AG	6,718	62,705
Hamburger Hafen und Logistik AG	2,751	46,081

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HelloFresh SE(a)	14,784	$790,795
Hornbach Baumarkt AG	800	31,591
Hornbach Holding AG & Co. KGaA	1,082	104,232
Hugo Boss AG	6,219	142,457
Hypoport SE(a)	371	194,256
Indus Holding AG	1,999	59,145
Jenoptik AG	5,376	132,634
JOST Werke AG(a)(b)	1,476	55,362
K+S AG, Registered	20,371	136,490
Kloeckner & Co. SE(a)	8,406	47,294
Koenig & Bauer AG(a)	1,374	28,377
Krones AG	1,479	84,452
KWS Saat SE & Co. KGaA	1,224	90,109
Leoni AG(a)(c)	3,062	18,672
LPKF Laser & Electronics AG	2,540	47,990
MBB SE	243	20,210
MLP SE	6,712	37,411
MorphoSys AG(a)	3,446	351,472
New Work SE	302	78,624
Nordex SE(a)	6,907	98,961
Norma Group SE	3,388	105,135
OHB SE(a)	511	20,208
OSRAM Licht AG(a)	4,086	239,883
PATRIZIA AG	4,797	109,185
Pfeiffer Vacuum Technology AG	523	95,403
PNE AG	3,981	27,916
ProSiebenSat.1 Media SE(a)	21,797	243,238
Rational AG(c)	414	310,326
Rheinmetall AG	4,527	330,634
Rocket Internet SE(a)(d)	7,136	154,361
Salzgitter AG(a)	3,928	57,194
SGL Carbon SE(a)	6,046	19,227
Siltronic AG	2,182	206,539
Sirius Real Estate Ltd	100,266	95,288
Sixt SE(a)(c)	1,436	108,727
SMA Solar Technology AG(a)	1,060	45,883
Software AG	5,384	192,913
Stabilus SA	2,578	146,005
Stratec SE	750	110,078
Stroeer SE & Co. KGaA(a)	2,989	216,042
Suedzucker AG	7,618	109,680
TAG Immobilien AG(c)	15,381	453,289
Takkt AG(a)	3,621	38,383
TUI AG(c)	42,857	167,683
Varta AG(a)(c)	1,886	236,387
VERBIO Vereinigte BioEnergie AG	2,174	46,495
Vossloh AG(a)(c)	878	32,063
Wacker Chemie AG	1,647	158,891
Wacker Neuson SE(a)	3,280	60,291
Washtec AG(a)	1,262	55,862
Wuestenrot & Wuerttembergische AG	2,346	39,078
zooplus AG(a)	642	103,201

		11,812,416

Hong Kong — 0.0%
China Hongxing Sports Ltd.(d)	198,000	2
Peace Mark Holdings Ltd.(a)(d)	30,000	0	(e)
Untrade Real Gold Mining(a)(d)	27,000	0	(e)

		2

Security	Shares	Value

Ireland — 1.3%
AIB Group PLC(a)	84,642	$95,095
Bank of Ireland Group PLC(a)	98,490	241,842
C&C Group PLC	33,224	69,507
Cairn Homes PLC(a)	75,762	69,189
Dalata Hotel Group PLC	23,095	65,103
Glanbia PLC	22,062	209,703
Glenveagh Properties PLC(a)(b)	76,298	65,324
Grafton Group PLC(a)	23,809	207,029
Greencore Group PLC	49,096	57,419
Hibernia REIT PLC	71,851	86,709
Irish Residential Properties REIT PLC	43,953	70,142
Origin Enterprises PLC	14,048	53,510
UDG Healthcare PLC	26,735	250,794
Uniphar PLC(a)	22,702	62,144

		1,603,510

Isle of Man — 0.1%
Strix Group PLC(c)	20,672	60,006

Italy — 5.2%
A2A SpA	164,146	208,701
ACEA SpA	5,485	108,872
Amplifon SpA(a)	12,932	470,142
Anima Holding SpA(b)	29,066	108,683
Arnoldo Mondadori Editore SpA(a)	12,826	16,524
Ascopiave SpA	9,746	33,774
ASTM SpA(a)	6,485	120,563
Autogrill SpA(a)	13,112	49,120
Azimut Holding SpA	11,326	191,234
Banca Farmafactoring SpA(a)(b)	13,728	63,245
Banca Generali SpA(a)	6,079	172,779
Banca IFIS SpA(a)	2,129	17,075
Banca Mediolanum SpA	15,370	104,916
Banca Monte dei Paschi di Siena SpA(a)(c)	28,234	34,007
Banca Popolare di Sondrio SCPA(a)	47,958	84,187
Banco BPM SpA(a)	149,368	269,860
Biesse SpA(a)	1,332	22,963
Bio On SpA(a)(c)(d)	801	0	(e)
BPER Banca(a)	97,297	115,263
Brunello Cucinelli SpA(a)(c)	3,632	108,984
Buzzi Unicem SpA	7,734	167,341
Cairo Communication SpA(a)(c)	6,268	7,389
Carel Industries SpA(b)(c)	4,157	77,476
Cerved Group SpA(a)	19,591	138,293
CIR SpA-Compagnie Industriali(a)	90,027	39,221
Credito Emiliano SpA(a)	9,083	35,709
Credito Valtellinese SpA(a)	6,965	49,912
Danieli & C Officine Meccaniche SpA	1,186	16,993
Datalogic SpA	1,513	17,430
De’ Longhi SpA(a)	6,993	223,683
DeA Capital SpA	8,999	10,524
doValue SpA(a)(b)	4,731	43,701
El.En. SpA(a)	1,031	22,554
Enav SpA(b)	28,947	100,482
ERG SpA	6,249	141,652
Falck Renewables SpA	12,138	65,859
Fila SpA(a)	2,132	15,323
Fincantieri SpA(a)(c)	49,063	27,478
Freni Brembo SpA(a)	15,717	163,307
Gruppo MutuiOnline SpA	2,860	72,126
Hera SpA	86,838	273,114

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Illimity Bank SpA(a)(c)	5,975	$54,009
IMA Industria Macchine Automatiche SpA(a)	2,274	178,931
Immobiliare Grande Distribuzione SIIQ SpA	5,407	15,714
Interpump Group SpA	7,984	301,325
Iren SpA	67,611	153,654
Italgas SpA	50,462	291,669
Italmobiliare SpA	1,564	50,556
Juventus Football Club SpA(a)(c)	55,281	47,072
La Doria SpA	1,071	15,719
Maire Tecnimont SpA(a)(c)	14,301	19,357
MARR SpA(a)	3,543	48,039
Mediaset SpA(a)(c)	30,695	52,131
Piaggio & C SpA	18,101	49,339
RAI Way SpA(b)	10,333	62,830
Reply SpA	2,184	234,814
SAES Getters SpA	666	15,205
Saipem SpA(c)	65,162	114,425
Salcef SpA	1,269	17,369
Salvatore Ferragamo SpA(a)	5,263	67,866
Sanlorenzo SpA/Ameglia(a)	1,434	25,390
Saras SpA(a)(c)	63,926	32,720
Sesa SpA(a)	784	73,516
Societa Cattolica di Assicurazioni SC(a)	16,729	82,780
Tamburi Investment Partners SpA	11,620	72,551
Technogym SpA(a)(b)	12,535	93,157
Tinexta SpA(a)	2,351	50,554
Tod’s SpA(a)(c)	1,155	24,325
Unipol Gruppo SpA(a)	45,401	165,425
Webuild SpA(c)	23,065	24,704
Zignago Vetro SpA	2,544	36,746

		6,482,351

Luxembourg — 0.0%
B&S Group Sarl(b)(c)	3,062	20,152

Netherlands — 5.0%
Aalberts NV	10,470	351,732
Accell Group NV(a)	1,967	53,043
Alfen Beheer BV(a)(b)	1,247	79,746
AMG Advanced Metallurgical Group NV(c)	3,278	59,013
Arcadis NV(a)(c)	7,691	179,177
ASM International NV	4,837	691,902
ASR Nederland NV	14,834	450,992
Basic-Fit NV(a)(b)	3,978	96,382
BE Semiconductor Industries NV	7,494	302,822
Boskalis Westminster(a)	8,680	175,121
Brunel International NV(a)	2,258	16,018
Cementir Holding NV	5,410	34,471
Corbion NV	6,200	282,383
COSMO Pharmaceuticals NV(a)(c)	813	65,728
Eurocommercial Properties NV	4,164	45,400
Euronext NV(b)	5,851	610,331
Flow Traders(b)	3,644	119,361
ForFarmers NV	3,607	21,134
Fugro NV, CVA(a)(c)	8,349	31,646
IMCD NV	5,511	638,482
Intertrust NV(b)	9,388	145,444
Koninklijke BAM Groep NV(a)	29,505	36,637
NIBC Holding NV(a)(b)	3,758	32,350
NSI NV	2,045	64,794
OCI NV(a)(c)	10,950	131,250

Security	Shares	Value

Netherlands (continued)
Pharming Group NV(a)(c)	64,365	$66,938
PostNL NV(a)	48,818	161,896
Rhi Magnesita NV	3,061	101,322
SBM Offshore NV	16,520	266,327
Shop Apotheke Europe NV(a)(b)(c)	1,146	190,092
SIF Holding NV(a)(c)	1,193	20,456
Signify NV(a)(b)	13,474	480,116
TKH Group NV	4,235	136,352
TomTom NV(a)	7,316	49,172
Vastned Retail NV	1,414	37,389
Wereldhave NV(c)	3,401	31,614

		6,257,033

Norway — 3.7%
Aker ASA, Class A	2,704	107,664
Atea ASA(a)	8,700	100,481
Austevoll Seafood ASA	9,680	65,773
Bakkafrost P/F(a)	5,230	297,643
Bonheur ASA	2,210	46,702
Borregaard ASA	9,927	132,722
BW LPG Ltd.(b)	9,176	39,838
BW Offshore Ltd.	10,817	25,801
Crayon Group Holding ASA(a)(b)	3,578	39,602
DNO ASA(c)	56,291	23,243
Elkem ASA(b)	26,472	55,941
Entra ASA(b)	18,131	236,338
Europris ASA(b)	17,415	90,183
Fjordkraft Holding ASA(b)	9,232	75,623
Flex LNG Ltd.(c)	3,082	19,684
Frontline Ltd./Bermuda	10,232	56,144
Golden Ocean Group Ltd.	10,316	33,369
Grieg Seafood ASA	5,133	36,220
Hexagon Composites ASA(a)	10,478	47,749
Kongsberg Gruppen ASA	9,664	156,301
Leroy Seafood Group ASA	31,304	146,845
NEL ASA(a)	139,466	263,792
Nordic Semiconductor ASA(a)	15,001	157,561
Norway Royal Salmon ASA(c)	1,311	28,088
Norwegian Air Shuttle ASA(a)(c)	63,814	4,040
Norwegian Finans Holding ASA(a)	13,902	99,478
Ocean Yield ASA	6,315	13,940
Protector Forsikring ASA(a)	7,243	34,287
Salmar ASA(a)	5,888	297,207
Sbanken ASA(a)(b)	8,883	56,222
Scatec Solar ASA(b)	10,099	221,867
Selvaag Bolig ASA	4,107	20,430
SpareBank 1 Nord Norge	9,920	66,210
Sparebank 1 Oestlandet	4,022	35,807
SpareBank 1 SMN	13,814	118,358
SpareBank 1 SR-Bank ASA(a)	18,662	147,986
Stolt-Nielsen Ltd.	2,666	24,544
Storebrand ASA(a)	49,815	261,091
Subsea 7 SA(a)	23,418	154,048
TGS NOPEC Geophysical Co. ASA	12,359	113,779
Tomra Systems ASA	11,654	469,020
Veidekke ASA(a)	11,215	128,589
Wallenius Wilhelmsen ASA(a)	10,209	19,438

		4,569,648

Portugal — 0.4%
Altri SGPS SA(c)	7,109	27,443

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Banco Comercial Portugues SA, Class R(a)	847,565	$74,441
Corticeira Amorim SGPS SA	4,389	50,410
CTT-Correios de Portugal SA(a)	12,363	30,242
Mota-Engil SGPS SA(a)(c)	8,212	10,503
Navigator Co. SA (The)	21,931	48,308
NOS SGPS SA	26,969	92,611
REN - Redes Energeticas Nacionais SGPS SA	41,843	109,911
Semapa-Sociedade de Investimento e Gestao	2,531	19,016
Sonae SGPS SA	88,995	52,351

		515,236

Singapore — 0.0%
Hafnia Ltd	11,545	17,054
Jurong Technologies Industrial Corp. Ltd.(a)(d)	60,000	0	(e)

		17,054

Spain — 3.4%
Acciona SA	2,293	231,576
Acerinox SA(a)	16,898	133,927
Aedas Homes SA(a)(b)	2,435	48,219
Almirall SA	7,414	79,323
Applus Services SA(a)	14,865	116,447
Atresmedia Corp. de Medios de Comunicacion SA	8,855	23,208
Banco de Sabadell SA	601,824	183,671
Bankia SA	127,623	156,392
Befesa SA(b)	3,541	145,603
Cia. de Distribucion Integral Logista Holdings SA	6,899	116,366
Cie. Automotive SA	7,349	143,816
Construcciones y Auxiliar de Ferrocarriles SA(a)	2,137	67,709
Corp Financiera Alba SA	1,767	65,968
Distribuidora Internacional de Alimentacion SA(a)	173,533	22,781
Ebro Foods SA	7,354	164,644
eDreams ODIGEO SA(a)	6,075	15,710
Ence Energia y Celulosa SA(a)(c)	15,359	34,306
Euskaltel SA(b)	8,217	78,200
Faes Farma SA	29,841	112,449
Fluidra SA	5,271	95,292
Fomento de Construcciones y Contratas SA	8,721	73,752
Gestamp Automocion SA(b)	19,235	58,793
Global Dominion Access SA(b)	10,344	36,810
Grupo Catalana Occidente SA	4,460	102,866
Grupo Empresarial San Jose SA(c)	2,271	10,608
Indra Sistemas SA(a)(c)	13,627	81,748
Inmobiliaria Colonial Socimi SA	28,942	205,818
Lar Espana Real Estate Socimi SA	6,376	22,727
Liberbank SA(a)	209,849	55,977
Mediaset Espana Comunicacion SA(a)	18,170	60,744
Melia Hotels International SA(a)(c)	12,395	45,914
Merlin Properties Socimi SA	39,624	266,551
Metrovacesa SA(a)(b)	5,107	28,793
Miquel y Costas & Miquel SA	1,797	24,575
Neinor Homes SA(a)(b)	5,748	69,366
Pharma Mar SA(c)	1,542	206,742
Promotora de Informaciones SA, Class A(a)	25,793	19,259
Prosegur Cash SA(b)	45,214	35,024
Prosegur Cia. de Seguridad SA	24,892	56,947
Sacyr SA	37,044	62,957
Solaria Energia y Medio Ambiente SA(a)	6,601	128,409
Talgo SA(a)(b)	7,501	26,693
Tecnicas Reunidas SA(a)	3,417	27,265
Unicaja Banco SA(a)(b)	85,631	54,512

Security	Shares	Value

Spain (continued)
Viscofan SA	4,125	$278,450
Zardoya Otis SA	19,596	119,610

		4,196,517

Sweden — 13.9%
AAK AB(a)	18,462	359,651
AcadeMedia AB(b)	8,569	68,928
AddTech AB, Class B	27,013	298,925
AF Poyry AB(a)	10,092	230,385
Alimak Group AB(b)	3,986	48,990
Ambea AB(a)(b)	7,362	41,437
Arjo AB, Class B	22,556	160,279
Atrium Ljungberg AB, Class B	4,880	78,837
Attendo AB(a)(b)	11,286	51,731
Avanza Bank Holding AB	12,787	242,778
Axfood AB	10,907	253,647
Beijer Ref AB	7,400	204,347
Betsson AB	10,792	82,324
Bilia AB, Class A(a)	7,379	98,567
BillerudKorsnas AB	18,418	288,649
BioArctic AB(a)(b)	3,300	33,348
BioGaia AB, Class B	1,625	77,314
Biotage AB(a)	6,099	101,614
Bonava AB, Class B(a)	8,324	65,040
Boozt AB(a)(b)	4,083	65,962
Bravida Holding AB(b)	21,374	246,610
Bufab AB(a)	2,806	41,990
Bure Equity AB	5,084	147,702
Camurus AB(a)	2,951	61,333
Castellum AB	24,420	508,639
Catena AB	2,546	103,686
Cellavision AB(a)	1,644	51,456
CELLINK AB, Class B(a)	2,389	48,311
Cibus Nordic Real Estate AB	3,128	54,329
Clas Ohlson AB, Class B(a)	4,056	35,998
Cloetta AB, Class B(a)	21,815	51,320
Collector AB(a)(c)	6,195	10,036
Coor Service Management Holding AB(a)(b)	9,959	64,110
Creades AB, Class A	469	46,683
Dios Fastigheter AB	9,195	64,408
Dometic Group AB(a)(b)	30,749	331,079
Duni AB(a)	3,420	30,008
Dustin Group AB(b)	6,572	41,790
Electrolux Professional AB, Class B(a)	22,703	85,776
Elekta AB, Class B	38,809	454,748
Embracer Group AB(a)(c)	24,382	493,055
Fabege AB	27,506	347,489
Fastighets AB Balder, Class B(a)	10,558	497,467
Fingerprint Cards AB, Class B(a)(c)	31,684	53,429
Fortnox AB	5,168	161,407
Getinge AB, Class B	23,994	469,979
Granges AB(a)(c)	8,084	72,974
Hansa Biopharma AB(a)	3,599	96,069
Hexpol AB(a)	27,394	241,282
HMS Networks AB(a)	2,920	64,035
Holmen AB, Class B	10,471	396,905
Hufvudstaden AB, Class A	11,802	154,202
Indutrade AB(a)	9,542	483,899
Instalco AB	4,369	96,695
Intrum AB(c)	7,701	188,607
Investment AB Oresund	3,116	41,238

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Inwido AB(a)	5,662	$60,016
JM AB	5,786	167,447
John Mattson Fastighetsforetagen AB(a)	1,851	31,151
Kambi Group PLC(a)	2,542	82,533
Karo Pharma AB(a)	7,532	53,733
K-Fast Holding AB(a)	939	22,702
Kindred Group PLC	24,022	182,975
Klovern AB, Class B	48,929	74,593
Kungsleden AB	19,469	165,356
LeoVegas AB(b)	9,377	31,393
Lifco AB, Class B	4,491	328,457
Lindab International AB	8,181	126,467
Loomis AB(a)	7,824	174,655
Mekonomen AB(a)	4,112	39,960
Millicom International Cellular SA, SDR	10,591	312,930
MIPS AB	2,721	117,141
Modern Times Group MTG AB, Class B(a)	6,772	90,307
Munters Group AB(a)(b)	12,903	96,108
Mycronic AB	7,633	161,301
NCC AB, Class B(a)	9,012	143,768
NetEnt AB	20,314	192,844
Nobia AB(a)	12,159	73,354
Nobina AB(a)(b)	9,667	53,086
Nolato AB, Class B(a)	2,102	174,750
Nordic Entertainment Group AB, Class B(a)	6,976	249,066
Nyfosa AB(a)	17,400	144,069
Oncopeptides AB(a)(b)(c)	4,922	86,649
Pandox AB(a)	9,617	96,266
Paradox Interactive AB	3,385	104,579
Peab AB, Class B(a)	19,043	176,499
PowerCell Sweden AB(a)(c)	3,848	96,231
Ratos AB, Class B	22,496	82,087
Recipharm AB, Class B(a)	7,535	121,391
Resurs Holding AB(b)	14,552	66,636
Saab AB, Class B(a)	8,313	190,987
Sagax AB, Class D	12,399	43,182
Samhallsbyggnadsbolaget i Norden AB	84,430	232,769
Samhallsbyggnadsbolaget i Norden AB, New	13,281	43,195
SAS AB(a)(c)	18,443	3,247
SAS AB(a)	162,738	17,881
Scandi Standard AB(a)	5,102	34,563
Scandic Hotels Group AB(a)(b)(c)	11,896	30,204
Sedana Medical AB(a)	1,417	43,460
Sinch AB(a)(b)	3,705	352,970
SkiStar AB	4,271	47,887
SSAB AB, Class A(a)(c)	24,660	71,699
SSAB AB, Class B(a)	65,267	176,418
Stillfront Group AB(a)	2,900	340,136
Storytel AB(a)(c)	3,862	93,066
Sweco AB, Class B	6,903	347,742
Swedish Orphan Biovitrum AB(a)	20,520	354,328
Thule Group AB(a)(b)	10,786	351,893
Tobii AB(a)	8,395	43,101
Trelleborg AB, Class B(a)	25,212	418,918
Troax Group AB	4,077	66,414
Vitrolife AB(a)	6,834	166,452
Wallenstam AB, Class B	17,107	226,975
Wihlborgs Fastigheter AB	14,408	259,958
Xvivo Perfusion AB(a)	1,997	50,704

		17,380,146

Security	Shares	Value

Switzerland — 9.9%
Allreal Holding AG, Registered	1,494	$316,551
ALSO Holding AG, Registered	668	156,332
APG SGA SA(a)	140	27,250
Arbonia AG(a)	5,416	60,155
Aryzta AG(a)	98,817	49,724
Ascom Holding AG, Registered(a)	3,080	36,897
Autoneum Holding AG(a)	281	34,828
Bachem Holding AG, Class B, Registered	546	220,711
Basilea Pharmaceutica AG, Registered(a)(c)	1,208	58,677
Belimo Holding AG	51	379,488
Bell Food Group AG, Registered	220	55,807
BKW AG	2,221	220,997
Bobst Group SA, Registered	902	43,400
Bossard Holding AG, Class A, Registered	596	96,889
Bucher Industries AG, Registered	700	269,598
Burckhardt Compression Holding AG	307	76,871
Burkhalter Holding AG	441	28,340
Cembra Money Bank AG	3,118	345,972
Coltene Holding AG, Registered	486	37,489
Comet Holding AG, Registered	740	103,990
Conzzeta AG, Registered	144	145,328
Daetwyler Holding AG, Bearer	806	180,274
DKSH Holding AG	3,758	241,909
dormakaba Holding AG	331	152,111
Dufry AG, Registered(a)(c)	5,884	222,764
EFG International AG	9,563	51,751
Emmi AG, Registered	226	213,536
Flughafen Zurich AG, Registered(a)	2,074	279,686
Forbo Holding AG, Registered	111	169,791
Galenica AG(b)	4,937	311,879
GAM Holding AG(a)	18,048	29,045
Georg Fischer AG, Registered	432	435,983
Gurit Holding AG, Bearer	38	79,520
Helvetia Holding AG, Registered	3,670	287,498
Huber + Suhner AG, Registered	1,596	115,101
Idorsia Ltd.(a)	11,311	296,674
Implenia AG, Registered	1,404	28,140
Inficon Holding AG, Registered	179	131,240
Interroll Holding AG, Registered	66	177,143
Intershop Holding AG	134	82,165
Kardex Holding AG, Registered	647	114,075
Komax Holding AG, Registered(a)	398	72,083
Landis+Gyr Group AG(a)(c)	2,287	127,756
LEM Holding SA, Registered	45	81,599
Leonteq AG	1,016	35,971
Liechtensteinische Landesbank AG	1,280	72,201
Medacta Group SA(a)(b)	770	65,276
Medartis Holding AG(a)(b)	462	22,683
Metall Zug AG	19	23,528
Mobilezone Holding AG, Registered	3,992	37,413
Mobimo Holding AG, Registered	687	198,631
Molecular Partners AG(a)	1,968	43,158
OC Oerlikon Corp. AG, Registered	21,440	149,124
Orascom Development Holding AG(a)(c)	1,185	10,278
Orior AG	653	47,592
PSP Swiss Property AG, Registered	4,528	547,875
Rieter Holding AG, Registered	306	26,342
Schweiter Technologies AG, Bearer	104	141,836
Sensirion Holding AG(a)(b)(c)	867	47,770
SFS Group AG	1,754	163,621

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Siegfried Holding AG, Registered	409	$259,042
SIG Combibloc Group AG	26,931	553,870
Softwareone Holding AG	9,274	228,169
St. Galler Kantonalbank AG, Class A, Registered	311	130,976
Stadler Rail AG(a)(c)	4,729	188,221
Sulzer AG, Registered	1,963	143,496
Sunrise Communications Group AG(a)	3,495	419,072
Swissquote Group Holding SA, Registered	987	78,719
Tecan Group AG, Registered	1,250	593,257
TX Group AG	278	19,473
u-blox Holding AG	746	37,506
Valiant Holding AG, Registered	1,690	135,525
Valora Holding AG, Registered(a)(c)	341	48,738
VAT Group AG(b)	2,837	531,773
Vetropack Holding AG(a)	1,370	76,381
Vontobel Holding AG, Registered	2,955	180,869
VP Bank AG, Registered	375	42,469
VZ Holding AG	1,515	127,111
V-ZUG Holding AG(a)	264	20,076
Ypsomed Holding AG, Registered(c)	328	40,796
Zehnder Group AG, Registered	959	45,881
Zur Rose Group AG(a)(c)	871	242,802

		12,424,538

United Kingdom — 30.8%
888 Holdings PLC	39,455	136,721
AB Dynamics PLC	1,525	39,042
Abcam PLC	21,517	409,811
Advanced Medical Solutions Group PLC	21,529	58,458
AG Barr PLC(a)	10,143	61,837
Aggreko PLC	26,650	152,100
AJ Bell PLC	29,817	161,924
Alfa Financial Software Holdings PLC(b)	9,913	17,381
Alliance Pharma PLC	47,125	44,786
Alternative Credit Investments	8,031	90,134
Anglo Pacific Group PLC	17,035	23,260
AO World PLC(a)	28,432	132,529
Ascential PLC(a)(b)	42,491	151,857
Ashmore Group PLC	44,998	207,246
ASOS PLC(a)	7,879	449,067
Assura PLC	278,737	274,630
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	94,195	66,073
Avast PLC(b)	69,658	427,282
B&M European Value Retail SA	94,663	593,392
Babcock International Group PLC	25,834	72,552
Bakkavor Group PLC(a)(b)	17,227	13,142
Balfour Beatty PLC(a)	71,694	198,008
Bank of Georgia Group PLC(a)	4,108	47,645
Beazley PLC	64,509	245,226
Bellway PLC	12,821	387,086
Biffa PLC(b)	31,125	87,331
Big Yellow Group PLC	17,472	248,504
Blue Prism Group PLC(a)(c)	8,306	165,820
BMO Commercial Property Trust	83,089	66,072
Bodycote PLC	19,738	166,016
boohoo Group PLC(a)	102,830	361,117
Brewin Dolphin Holdings PLC	31,994	100,525
Britvic PLC	28,259	269,657
Burford Capital Ltd	20,302	172,597
Cairn Energy PLC(a)	62,404	112,157
Calisen PLC(a)	17,088	37,782

Security	Shares	Value

United Kingdom (continued)
Capita PLC(a)	184,723	$58,971
Capital & Counties Properties PLC	78,109	105,641
Carnival PLC	16,305	178,905
Centamin PLC	120,858	193,696
Central Asia Metals PLC	16,480	35,884
Centrica PLC(a)	616,355	296,305
Ceres Power Holdings PLC(a)	8,867	80,485
Cineworld Group PLC(c)	108,675	40,061
Civitas Social Housing PLC	67,109	90,243
Clinigen Group PLC	13,808	107,480
Close Brothers Group PLC	15,798	219,997
CMC Markets PLC(b)	11,709	50,567
Coats Group PLC(a)	152,252	111,818
Computacenter PLC	7,747	227,784
ConvaTec Group PLC(b)	157,222	367,342
Countryside Properties PLC(b)	54,454	237,419
Craneware PLC(c)	2,251	45,259
Cranswick PLC	5,423	225,644
Crest Nicholson Holdings PLC(a)	27,404	77,883
Custodian REIT PLC	41,871	46,181
CVS Group PLC	7,231	115,469
Daily Mail & General Trust PLC, Class A, NVS	16,405	143,391
Dechra Pharmaceuticals PLC	10,702	483,212
Derwent London PLC	11,225	385,780
Dialog Semiconductor PLC(a)	7,544	288,058
Diploma PLC	12,959	372,988
Diversified Gas & Oil PLC	70,390	101,754
Dixons Carphone PLC	109,489	135,977
Domino’s Pizza Group PLC	46,405	198,846
Drax Group PLC	42,497	162,538
DS Smith PLC(a)	144,656	529,511
Dunelm Group PLC	10,543	177,626
easyJet PLC	16,514	108,001
Electrocomponents PLC	46,390	407,580
Elementis PLC(a)	57,883	55,683
EMIS Group PLC	5,923	76,278
Empiric Student Property PLC	61,588	43,002
Equiniti Group PLC(a)(b)	36,583	48,910
Essentra PLC(a)	31,691	101,048
Euromoney Institutional Investor PLC	11,810	125,828
Ferrexpo PLC	29,702	73,161
Fevertree Drinks PLC	10,905	284,118
Finablr PLC(a)(b)(d)	20,497	265
First Derivatives PLC(c)	2,257	85,798
Firstgroup PLC(a)	129,727	68,806
Forterra PLC(a)(b)	23,700	55,343
Frasers Group PLC(a)	21,364	103,533
Frontier Developments PLC(a)	2,224	75,054
Funding Circle Holdings PLC(a)(b)	17,082	17,493
Future PLC	10,187	261,328
G4S PLC(a)	162,315	428,352
Games Workshop Group PLC	3,278	439,528
Gamesys Group PLC	8,133	122,196
GB Group PLC(a)	19,652	225,895
GCP Student Living PLC	49,077	71,071
Genus PLC	6,764	358,755
Go-Ahead Group PLC (The)	4,335	32,790
GoCo Group PLC	31,492	39,213
Grainger PLC	69,856	252,545
Great Portland Estates PLC	23,749	177,182

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Greggs PLC(a)	10,527	$175,179
Halfords Group PLC	22,032	68,512
Hammerson PLC(a)	392,674	82,785
Hastings Group Holdings PLC(b)	37,737	121,692
Hays PLC(a)	174,388	240,817
Helical PLC	11,220	49,325
Hill & Smith Holdings PLC	8,319	129,078
Hiscox Ltd.(a)	36,544	389,541
Hochschild Mining PLC(a)	26,245	74,657
HomeServe PLC	31,541	450,647
Hotel Chocolat Group PLC(a)	5,335	23,799
Howden Joinery Group PLC(a)	62,208	512,210
Hunting PLC	13,867	25,012
Hurricane Energy PLC(a)(c)	154,571	4,573
Hyve Group PLC	27,546	18,165
Ibstock PLC(a)(b)	43,318	89,952
Ideagen PLC	18,824	52,330
IG Design Group PLC (c)	7,236	40,793
IG Group Holdings PLC	39,038	384,123
IMI PLC	28,769	384,631
Inchcape PLC(a)	41,487	265,961
Indivior PLC(a)	78,696	112,235
IntegraFin Holdings PLC	30,994	194,966
Intermediate Capital Group PLC	30,560	462,710
Investec PLC	73,250	135,770
iomart Group PLC(c)	9,644	39,155
IQE PLC(a)	78,399	55,551
ITM Power PLC(a)(c)	31,969	95,486
ITM Power PLC	199	0	(e)
ITV PLC(a)	379,635	354,112
IWG PLC(a)	78,951	258,680
J D Wetherspoon PLC(a)	8,954	99,798
JET2 PLC	12,072	132,755
John Laing Group PLC(b)	51,244	186,451
John Wood Group PLC(a)	72,257	198,161
Judges Scientific PLC	519	36,238
Jupiter Fund Management PLC	47,824	143,584
Just Group PLC(a)	103,581	56,385
Kainos Group PLC	8,234	131,379
KAZ Minerals PLC	24,553	200,006
Keller Group PLC	7,762	50,984
Keywords Studios PLC(c)	7,225	197,675
Lancashire Holdings Ltd.	25,649	211,090
Learning Technologies Group PLC(c)	49,142	79,934
LondonMetric Property PLC	90,418	252,293
LXI REIT PLC	55,910	79,087
Man Group PLC	157,160	218,550
Marks & Spencer Group PLC	202,697	233,625
Marshalls PLC(a)	21,224	183,728
Marston’s PLC	63,167	39,465
McCarthy & Stone PLC(a)(b)	55,858	84,791
Mediclinic International PLC	42,434	155,055
Meggitt PLC(a)	82,585	291,836
Micro Focus International PLC(a)	34,783	97,100
Mitchells & Butlers PLC(a)	20,294	41,145
Mitie Group PLC	119,005	43,392
Moneysupermarket.com Group PLC	55,777	175,395
Morgan Advanced Materials PLC(a)	30,192	97,596
Morgan Sindall Group PLC(a)	4,107	58,626
National Express Group PLC(a)	56,061	108,513

Security	Shares	Value

United Kingdom (continued)
NCC Group PLC	29,369	$69,341
Network International Holdings PLC(a)(b)	48,574	139,681
Ninety One PLC(a)	39,963	106,445
Numis Corp. PLC	6,066	23,373
On the Beach Group PLC(b)	15,538	43,195
OneSavings Bank PLC(a)	46,300	184,267
Oxford Biomedica PLC(a)	5,951	61,865
Pagegroup PLC(a)	34,869	161,226
Paragon Banking Group PLC	27,219	103,893
Patisserie Holdings PLC(a)(d)	7,527	0	(e)
Pennon Group PLC	44,119	566,237
Petrofac Ltd.(a)	27,422	42,087
Petropavlovsk PLC(a)	189,241	65,332
Pets at Home Group PLC	51,777	258,150
Phoenix Group Holdings PLC	56,965	487,896
Picton Property Income Ltd. (The)	58,363	47,014
Playtech PLC(a)	31,020	136,450
Plus500 Ltd.	10,088	192,461
Polypipe Group PLC(a)	23,891	142,099
Premier Foods PLC(a)	61,604	73,600
Primary Health Properties PLC	126,496	235,526
Provident Financial PLC(a)	26,001	78,333
PZ Cussons PLC	22,281	66,838
QinetiQ Group PLC	59,624	182,250
Quilter PLC(b)	193,738	306,115
Rathbone Brothers PLC	5,859	109,847
RDI REIT PLC	28,333	32,532
Redde Northgate PLC	26,231	60,372
Redrow PLC(a)	29,286	157,374
Regional REIT Ltd.(b)	42,569	34,346
Renishaw PLC(a)	3,783	273,675
Restaurant Group PLC (The)	59,728	31,277
Restore PLC(a)	11,324	46,854
Rightmove PLC(a)	91,512	731,249
Rotork PLC	90,702	329,550
Royal Mail PLC	93,549	274,577
RWS Holdings PLC(c)	18,977	137,163
Sabre Insurance Group PLC(b)	26,507	78,486
Safestore Holdings PLC	22,159	230,216
Saga PLC(a)	7,708	13,754
Sanne Group PLC	15,153	118,733
Savills PLC(a)	14,869	159,861
Schroder REIT Ltd.	50,440	20,087
Senior PLC(a)	42,594	30,181
Serco Group PLC(a)	130,781	218,815
Serica Energy PLC	16,997	22,988
Shaftesbury PLC	15,765	92,748
Shaftesbury PLC, New	1,902	1,353
Signature Aviation PLC	87,907	268,701
Silence Therapeutics PLC(a)	3,006	13,409
Smart Metering Systems PLC	11,137	83,665
Softcat PLC	12,535	182,337
SolGold PLC(a)	80,881	35,818
Spectris PLC	12,258	392,436
Spire Healthcare Group PLC(b)	29,326	45,123
Spirent Communications PLC	64,562	241,671
SSP Group PLC	55,491	133,957
St. Modwen Properties PLC	20,890	89,541
Stagecoach Group PLC	41,458	20,391
Standard Life Investment Property Income Trust Ltd.	42,047	28,814

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Stobart Group Ltd.(a)	61,512	$14,714
Synthomer PLC	35,039	170,892
TalkTalk Telecom Group PLC	73,122	90,954
Tate & Lyle PLC	49,431	380,418
Telecom Plus PLC	6,630	114,015
TI Fluid Systems PLC(a)(b)	23,307	57,861
TORM PLC(c)	3,135	20,012
TP ICAP PLC	58,555	144,458
Trainline PLC(a)(b)	47,465	168,774
Travis Perkins PLC(a)	26,208	359,710
Tritax Big Box REIT PLC	177,430	359,267
Tullow Oil PLC(a)(c)	141,030	36,634
UK Commercial Property REIT Ltd.	84,383	74,411
Ultra Electronics Holdings PLC	7,376	179,299
UNITE Group PLC (The)(a)	30,766	331,371
Urban & Civic PLC	14,320	37,957
Vectura Group PLC(a)	63,193	84,160
Vesuvius PLC	22,813	117,753
Victoria PLC(a)	9,940	60,406
Victrex PLC	9,254	220,762
Virgin Money UK PLC(a)(c)	136,071	163,906
Vistry Group PLC(a)	23,290	164,121
Warehouse REIT PLC	37,355	51,681
Watkin Jones PLC	21,264	36,787
Weir Group PLC (The)(a)	27,047	501,320
WH Smith PLC	13,644	175,888
William Hill PLC	103,855	368,477
Workspace Group PLC	13,856	110,541

		38,569,446

Total Common Stocks — 99.2% (Cost: $149,558,072)		124,064,220

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	864	69,444
Jungheinrich AG, Preference Shares, NVS	5,075	184,442
Sixt SE, Preference Shares, NVS	1,734	82,410
STO SE & Co. KGaA, Preference Shares, NVS	255	31,902

		368,198

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	4,458	63,249
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,770	34,078

		97,327

Total Preferred Stocks — 0.4% (Cost: $590,810)		465,525

Security	Shares	Value

Rights

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA (Expires 11/21/20)(a)	28,234	$0	(e)
Societa Cattolica di Assicurazioni SC (Expires 11/26/20)(a)	16,729	0	(e)

		0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	7,126,463	7,131,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	40,000	40,000

		7,171,452

Total Short-Term Investments — 5.7% (Cost: $7,168,700)		7,171,452

Total Investments in Securities — 105.3% (Cost: $157,317,582)		131,701,197

Other Assets, Less Liabilities — (5.3)%		(6,626,331)

Net Assets — 100.0%		$125,074,866

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,400,162	$1,734,115	(a)	$—	$(611)	$(2,214)	$7,131,452	7,126,463	$63,230	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	8		—

					$(611)	$(2,214)	$7,171,452		$63,238		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	11	12/18/20	$379	$(28,466)
FTSE 100 Index	4	12/18/20	288	(17,204)

				$(45,670)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$123,908,239	$1,353		$154,628	$124,064,220
Preferred Stocks	465,525	—		—	465,525
Rights	—	0	(a)	—	0	(a)
Money Market Funds	7,171,452	—		—	7,171,452

	$131,545,216	$1,353		$154,628	$131,701,197

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(45,670)	$—		$—	$(45,670)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt